FINANCIAL INSTRUMENTS (Details 5) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Derivative Instruments, Gain (Loss)
Gain (Loss) reclassified from accumulated other comprehensive loss	$ (9.7)	$ (6.2)	$ (13.4)
Foreign exchange contracts
Derivative Instruments, Gain (Loss)
Gain (Loss) reclassified to cost of products sold	(2.5)	0.9	(4.0)
Commodity contracts
Derivative Instruments, Gain (Loss)
Gain (Loss) reclassified to cost of products sold	(2.8)	(2.9)	(4.6)
Interest Rate Contracts
Derivative Instruments, Gain (Loss)
Gain (Loss) reclassified to interest expense	$ (4.4)	$ (4.2)	$ (4.8)